Schedule of Deferred Tax Assets (Details) - USD ($)	Mar. 31, 2026	Sep. 30, 2025	Sep. 30, 2024
Income Tax Disclosure [Abstract]
Operating lease liabilities	$ 4,731	$ 8,789
Depreciation and amortization	513	959
Net operating loss carryforward	194,774	116,333
Less: valuation allowances	(194,774)	(116,333)	$ (9,236)
Total deferred tax assets	5,244	9,748
Deferred tax liabilities:
ROU assets	(4,446)	(8,314)
Total deferred tax liabilities	(4,446)	(8,314)
Deferred tax assets, net	$ 798	$ 1,434